PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND OTHER RECEIVABLES
Advances to suppliers	$ 2,543	$ 1,412
Discount from service provider	46	63
Prepaid expenses	2,298	413
Government institutions	634	356
Total prepaid expenses and other receivables	$ 5,521	$ 2,244